CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY (Parenthetical) - USD ($) $ in Thousands	12 Months Ended
	Feb. 28, 2019	Feb. 28, 2018
Consolidated Statements of Changes in Equity
Net unrealized gains on available-for-sale investments, net	$ 2,018	$ 10,007
Transfer to statements of operations of realized gains on available for sale securities, net	$ 0	$ 0